Commitment and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
2 2 .	Commitments and contingencies
(a) Content fee
The Group has entered into
non-cancelable
agreements for the use of contents owned by certain content providers.
As of June 30, 2019, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
Remainder of 2019	102,396,667	14,915,756
2020	162,521,191	23,673,881
2021	61,832,143	9,006,867

(b) Capital and other commitments
As of June 30, 2019, future minimum payments under
non-cancellable
capital expenditure of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
Remainder of 2019	178,967,000	26,069,483
2020	36,252,000	5,280,699
(c) Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of June 30, 2019, the Group is not a party to any legal or administrative proceedings, which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.